5. STOCKHOLDERS' EQUITY (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Warrants outstanding	6,569,206	6,862,167
Warrants exercise price	$ 0.67	$ 0.70
Warrant1Member
Warrants outstanding	12,384,777
Warrants exercise price	$ 0.65
Expiration date	Mar. 01, 2013
Warrant 2 [Member]
Warrants outstanding	471,856
Warrants exercise price	$ 0.65
Expiration date	Jul. 26, 2013
Warrant 3 [Member]
Warrants outstanding	3,590,525
Warrants exercise price	$ 0.65
Expiration date	Mar. 01, 2014
Warrant 4 [Member]
Warrants outstanding	471,856
Warrants exercise price	$ 0.80
Expiration date	Jul. 26, 2014
Warrant 5 [Member]
Warrants outstanding	3,590,522
Warrants exercise price	$ 0.80
Expiration date	Mar. 01, 2015
Warrant 6 [Member]
Warrants outstanding	6,790
Warrants exercise price	$ 1.01
Expiration date	Sep. 10, 2015
Warrant7Member
Warrants outstanding	285,186
Warrants exercise price	$ 1.05
Expiration date	Nov. 20, 2016
Warrant Total [Member]
Warrants outstanding	20,801,512